ANZ Exchangeable
Preferred Trust II


Independent Auditors' Report

Financial Statements
Years Ended December 31, 2000 and 1999

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ANZ EXCHANGEABLE PREFERRED TRUST II

TABLE OF CONTENTS
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
INDEPENDENT AUDITORS' REPORT                                                                                      1

FINANCIAL STATEMENTS:

         Statement of Net Assets, December 31, 2000                                                               2

         Schedule of Investments, December 31, 2000                                                               3

         Statement of Operations for the Year Ended December 31, 2000                                             4

         Statements of Changes in Net Assets for the Years Ended December 31, 2000 and 1999                       5

         Notes to Financial Statements                                                                          6-8

         Financial Highlights                                                                                     9
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INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders,
ANZ Exchangeable Preferred Trust II

We have audited the accompanying statement of net assets, including the schedule of investments, of ANZ Exchangeable Preferred Trust II (the "Trust") as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of ANZ Exchangeable Preferred Trust II as of December 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for the years ended December 31, 2000 and 1999 and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements of the Trust include securities valued at $367,241,011, (98% of the Trust's net assets), whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.



March 22, 2002

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FINANCIAL STATEMENTS

ANZ EXCHANGEABLE PREFERRED TRUST II

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
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
ASSETS

INVESTMENTS - At value (amortized cost $363,039,891) (Notes 2, 4 and 8)                          $     367,241,011

ACCRUED INTEREST RECEIVABLE                                                                              6,341,636

CASH                                                                                                           333
                                                                                                ------------------

TOTAL ASSETS                                                                                     $     373,582,980
                                                                                                 =================

NET ASSETS                                                                                       $     373,582,980
                                                                                                 =================

COMPOSITION OF NET ASSETS

TRUST UNITS EXCHANGEABLE FOR PREFERENCE SHARES ("TrUEPrS") - No par value;
   15,004,000 shares issued and outstanding (Note 9)                                             $     362,981,242

UNREALIZED APPRECIATION OF INVESTMENTS                                                                   4,201,120

UNDISTRIBUTED NET INVESTMENT INCOME                                                                      6,400,618
                                                                                                ------------------

NET ASSETS                                                                                       $     373,582,980
                                                                                                 =================

NET ASSET VALUE PER TrUEPrS                                                                      $          24.90
                                                                                                 ================


See notes to financial statements.
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ANZ EXCHANGEABLE PREFERRED TRUST II

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
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                 Securities                         Par            Maturity        Amortized           Market
                Description                        Value             Date             Cost              Value

DEBT SECURITIES:
   Aldobrandini (UK) Company, 8.08%,
     Mandatorily Redeemable Debt                  $375,100,000    01/15/2048    $    363,039,891  $     363,039,891
                                                  ------------                 -----------------  -----------------

                                                  $375,100,000                       363,039,891        363,039,891
                                                  ============

ADRs PURCHASE CONTRACT:
   Australia and New Zealand Banking Group
     Limited Preference Shares Purchase
     Contract                                                                                 -           4,201,120
                                                                                ----------------  -----------------

TOTAL                                                                           $    363,039,891  $     367,241,011
                                                                                ================  =================
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See notes to financial statements.



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ANZ EXCHANGEABLE PREFERRED TRUST II

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
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
INTEREST INCOME                                                                                     $   30,328,068
                                                                                                    --------------

EXPENSES:
   Administrative fees and expenses                                                                        101,711
   Legal fees                                                                                               70,550
   Accounting fees                                                                                          19,500
   Printing and mailing expense                                                                             15,000
   Trustees' fees (Note 5)                                                                                  12,000
   Other expenses                                                                                           22,189
                                                                                                ------------------

         Total fees and expenses                                                                           240,950

EXPENSE REIMBURSEMENT (Note 7)                                                                            (240,950)
                                                                                                ------------------

         Total expenses - net                                                                                   -
                                                                                                -----------------

NET INVESTMENT INCOME                                                                                   30,328,068

CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                                                         4,201,120
                                                                                                ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $   34,529,188
                                                                                                    ==============
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See notes to financial statements.



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ANZ EXCHANGEABLE PREFERRED TRUST II

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999
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                                                                                   2000                1999

OPERATIONS:
   Net investment income                                                     $      30,328,068   $      30,315,097
   Change in unrealized appreciation of investments                                  4,201,120                  -
                                                                             -----------------   ----------------

         Net increase in net assets resulting from operations                       34,529,188          30,315,097
                                                                             -----------------   -----------------

DISTRIBUTIONS -
   Net investment income (Note 3)                                                  (30,308,080)        (27,417,261)
                                                                             -----------------   -----------------

         Net decrease in net assets from distributions                             (30,308,080)        (27,417,261)
                                                                             -----------------   -----------------

TOTAL INCREASE IN NET ASSETS                                                         4,221,108           2,897,836

NET ASSETS, BEGINNING OF YEAR                                                      369,361,872         366,464,036
                                                                             -----------------   -----------------

NET ASSETS, END OF YEAR                                                      $     373,582,980   $     369,361,872
                                                                             =================   =================
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See notes to financial statements.



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ANZ EXCHANGEABLE PREFERRED TRUST II

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999
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1.   ORGANIZATION

     ANZ Exchangeable Preferred Trust II (the "Trust") was established on October 13, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In November 1998, the Trust sold Trust Units Exchangeable for Preference Shares (each, a "TrUEPrS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase 8.08% Mandatorily Redeemable Debt Securities due January 15, 2048 issued by Aldobrandini
     (UK) Company (the "U.K. Company") and entered into a purchase contract with an affiliate of Australia and New Zealand Banking Group Limited ("ANZ" or the "Company") for American Depositary Receipts ("ADRs") representing, for each TrUEPrS, four fully paid preference shares issued by ANZ, an Australian corporation. The U.K. Company is also an affiliate of ANZ. The TrUEPrS will be exchanged for the ADRs pursuant to the contract on January 15, 2048 ("Exchange Date") or sooner at the occurrence of an Exchange Event and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

     Valuation of Investments - The value of the Debt Securities held by the Trust will be determined in good faith by the Board of Trustees pursuant to procedures adopted by them. The ADRs Purchase Contract held by the Trust is valued at the bid price received by the Trust at the end of the period from an independent broker-dealer firm unaffiliated with the Trust which is in the business of making bids on financial instruments similar to the contract and with terms comparable hereto. The Board of Trustees has reviewed those methodologies used by the broker-dealer and believes the valuation to be appropriate.

     Investment Transactions - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.



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3.   DISTRIBUTIONS

     The Trust distributes to holders $2.02 per TrUEPrS per annum from the interest payments received by the Trust on the Debt Securities. Distributions of $.50 per TrUEPrS are payable quarterly in arrears on each Dividend Payment Date to holders of record on the immediately preceding Record Date, except for the first distribution on January 15, 1999, which was $.3142 per TrUEPrS.

4.   PURCHASES AND SALES OF INVESTMENT

     Purchase of the U.K. Company Debt Securities for the period ended December 31, 1998 totaled $362,981,242. There were no purchases or sales of investments during the years ended December 31, 2000 and 1999.

5.   TRUSTEES FEES

     Each of the three Trustees is paid a quarterly fee of $1,000 for their services during the life of the Trust. Such fees and anticipated out-of-pocket expenses of each Trustee will be paid by the Jersey Holding Company pursuant to an expense agreement between it and The Bank of New York.

6.   INCOME TAXES

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     Unrealized appreciation of investments at December 31, 2000 totaled $4,201,120. The amortized cost of investment securities for Federal income tax purposes was $363,039,891 at December 31, 2000.

7.   OFFERING AND ORGANIZATIONAL COSTS

     The estimated expenses incurred by the Trust in connection with the offering of the TrUEPrS is $525,133, representing offering expenses of $493,133 and organizational expenses of $32,000. The offering and organizational expenses were paid to the Administrator by an affiliate of ANZ. As of December 31, 2000, $493,033 has been paid by the Administrator for these expenses.

8.   OPERATING EXPENSES AND RELATED PARTY TRANSACTIONS

     The annual administrative and other operating expenses of the Trust are estimated to be $248,000. Such amounts are estimated quarterly and paid to the Administrator by an affiliate of ANZ. Expenses incurred in excess of this amount will be paid by an affiliate of ANZ.

     Cash of $43,685, received by the Administrator from an affiliate of ANZ for the payment of offering expenses and administrative and related operating expenses of the Trust, has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 2000, $499,087 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and



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     related operating expenses incurred by the Trust are reflected in the
     Trust's financial statements net of amounts reimbursed.

9.   ADRS PURCHASE CONTRACT

     On November 19, 1998, the Trust entered into a ADRs Purchase Contract (the "Contract") with an affiliate of ANZ. Pursuant to such contract, each of the TrUEPrS will be exchanged on the Exchange Date, or sooner at the occurrence of an Exchange Event, for either (1) ADRs representing, for each TrUEPrS, four fully paid noncumulative 1998 Preference Shares (Series 2), liquidation preference US$6.25 per share issued by ANZ or (2) cash in an amount of US$25 per TrUEPrS, plus the accrued dividend distributions thereon for the then current quarterly dividend period. See the Trust's original prospectus, dated November 13, 1998, for the circumstances under which each would occur.

     ANZ's obligations under the Contract are collateralized by $15,004,000 ADRs, each representing four ANZ preference shares, which are being held in the custody of the Trust's custodian, The Bank of New York.

     As of December 31, 2000, no active market exists for the Contract. The Contract is valued by determining the market price of one TrUEPrS as of the close of the New York Stock Exchange (the "NYSE") on December 31, 2000, less the present value of the remaining quarterly payments to be made on each TrUEPrS as of June 30, 2000. The resulting present value of the expected future quarterly payments to each TrUEPrS is less than the market price of each TrUEPrS at December 31, 2000; accordingly, the Contract value is the difference. For purposes of determining of the NAV of each TrUEPrS, the value of the Contract is determined to be $4,201,120.

10.  CAPITAL SHARE TRANSACTIONS

     On November 6, 1998, 4,000 TrUEPrS were sold to the underwriters of the TrUEPrS for $100,000. During the offering period, the Trust sold an additional 15,000,000 TrUEPrS to the public and received net proceeds of $362,881,242 ($375,000,000 less sales commission of $11,625,625 and offering costs of $493,133). No TrUEPrS were sold or redeemed during the years ended December 31, 2000 and 1999. As of December 31, 2000, there were 15,004,000 TrUEPrS issued and outstanding with an aggregate cost, net of sales commission and offering costs, of $363,039,891.

                                  * * * * * *



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ANZ EXCHANGEABLE PREFERRED TRUST II

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for periods of less than one year is not annualized.

                                                                                                    November 19,
                                                                                                        1998
                                                                                                   (Commencement
                                                                        Year Ended                 of Operations)
                                                                       December 31,               to December 31,
                                                                   2000            1999                 1998
Per share operating performance for a TrUEPrS
outstanding throughout the period:
   Investment income                                           $      2.02    $      2.02           $      0.23
   Expenses                                                          (0.00)         (0.00)                (0.00)
                                                               -----------    -----------           -----------

Investment income - net                                               2.02           2.02                  0.23
Distributions from income                                            (2.02)         (1.82)                 0.00
Unrealized gain on investment                                         0.28
Adjustments to capital (commissions and offering expenses)           (0.00)         (0.00)                (0.81)
                                                               -----------    -----------           -----------

Net increase (decrease) in net asset value                            0.28           0.20                 (0.58)
Beginning net asset value                                            24.62          24.42                 25.00
                                                               -----------    -----------           -----------

Ending net asset value                                         $     24.90    $     24.62           $     24.42
                                                               ===========    ===========           ===========

Ending market value                                            $     24.69    $     21.31           $     26.00
                                                               ===========    ===========           ===========

Total investment return based on market value                        26.65%        (10.27)%                4.00%
Ratios/Supplemental data:
   Ratio of expenses to average net assets:
     Before reimbursement (1)                                         0.06%          0.07 %                0.16%
     After reimbursement (1)                                          0.00           0.00                  0.00
Ratio of net investment income to average net assets:
   Before reimbursement (1)                                           8.10%          8.16 %                7.95%
   After reimbursement (1)                                            8.16           8.23                  8.11
Net assets, end of period (in thousands)                      $    373,583     $  369,362             $ 366,464

(1) Annualized
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